Supplement to the Current Prospectus
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Delaware Pooled Trust                                 January 31, 2000

The following supplements the information in the Prospectus regarding The Emerging Markets Portfolio.

Comparative Performance
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The Emerging Markets Portfolio of Delaware Pooled Trust ("The Emerging Markets Portfolio of DPT") commenced operations on April 14, 1997. Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The Emerging Markets Portfolio of DPT, also serves as investment manager to the Delaware Emerging Markets Fund (the "G&I Emerging Markets Fund"), which is an investment series of Delaware Group Global & International Funds. Shares of the G&I Emerging Markets Fund were initially offered to the public on June 10, 1996. Except as set forth below, The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund are managed with substantially similar investment objectives, policies and strategies.

The Emerging Markets Portfolio of DPT has achieved the performance set forth below for the one-year period and two-year period ended December 31, 1999, and for the period from the commencement of its operations on April 14, 1997 through December 31, 1999. The Institutional Class of the G&I Emerging Markets Fund has achieved the performance set forth below for the one-year period, two-year period and three-year period ended December 31, 1999, for the period from April 14, 1997 through December 31, 1999, and for the period from the commencement of its operations on June 10, 1996 through December 31, 1999. Performance information for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index, has also been provided.


   The Emerging Markets                           G&I Emerging                                  MSCI Emerging
   Portfolio of DPT(1),(2)                      Markets Fund(1),(3)                       Markets Free Index(1),(4)
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One Year .......... 62.01%               One Year ............... 55.16%              One Year ............... 66.41%
Two Year ..........  2.71%               Two Year ............... (0.50%)             Two Year ............... 11.47%
Lifetime .......... (1.93%)              4/14/97-12/31/99 ....... (3.90%)             4/30/97-12/31/99 .......  0.41%
                                         Three Year .............  0.19%              Three Year .............  3.18%
                                         Lifetime ...............  0.58%              6/30/96-12/31/99 .......  1.47%



1. Return and share value fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.

2. The performance presented is the average annual total return for the one-year period and two-year period ended December 31, 1999, and for the lifetime period from the commencement of operations on April 14, 1997 through December 31, 1999 for The Emerging Markets Portfolio of DPT. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.55%. In the absence of such waivers, performance would have been reduced.

3. The performance presented is the average annual total return for the one-year period, two-year period and three-year period ended December 31, 1999, for the period from April 14, 1997 through December 31, 1999, and for the life time period from the commencement of operations on June 10, 1996 through December 31, 1999 for the G&I Emerging Markets Fund Institutional Class, which is available only to certain eligible investors. The G&I Emerging Markets Fund also offers an A Class, B Class and C Class. The performance of the A Class, B Class, and C Class varies from the performance of the Institutional Class due to varying expenses. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.70%. In the absence of such waiver, performance would have been reduced.

4. The performance presented is the average annual total return for the one-year period, two-year period and three-year period ended December 31, 1999, for the period from April 30, 1997 through December 31, 1999, and for the period from June 30, 1996 through December 31, 1999 for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging market stocks. Performance of the index has not been adjusted to reflect fees or expenses.

SUPPLEMENT TO THE CURRENT PROSPECTUS
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Delaware Pooled Trust                                           January 31, 2000

The performance of the G&I Emerging Markets Fund has been presented to provide investors with additional information on which to base their investment decision. Emerging markets investment performance can be volatile and should be evaluated over a multi-year period. The performance of the G&I Emerging Markets Fund is not the performance of The Emerging Markets Portfolio of DPT and should not be considered as a substitute for the performance of The Emerging Markets Portfolio of DPT. The performance of the G&I Emerging Markets Fund should not be considered indicative of the past or future performance of The Emerging Markets Portfolio of DPT.

The charts on the following pages contain certain additional performance information. For a description of the differences between The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund, see Differences Between Funds.

Differences Between Funds
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The investment objective of The Emerging Markets Portfolio of DPT is identical to the investment objective of the G&I Emerging Markets Fund and the two funds invest in substantially similar securities. Investment strategies for the two funds will be substantially similar; however, because of the nature of investors in The Emerging Markets Portfolio of DPT, cash flows tend to be substantial and irregular, while cash flows in the G&I Emerging Markets Fund tend to be more regular and in smaller amounts. The differences in cash flows may affect the timing of investment decisions, the relative speed with which such decisions may be implemented, the investments held by each fund from time to time, and, consequently, performance. In addition, investments may be made for each fund during varying market conditions.

Shares of each of The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund Institutional Class may be purchased and sold without the imposition of a sales charge; however, investors in The Emerging Markets Portfolio of DPT are subject to a purchase reimbursement fee and a redemption reimbursement fee equal in each case to 0.75% (as a percentage of the dollar amount purchased or redeemed). The reimbursement fees, which are paid directly to The Emerging Markets Portfolio of DPT, are designed to reflect an approximation of the brokerage and related transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which The Emerging Markets Portfolio of DPT and its existing shareholders would have to bear such costs. The G&I Emerging Markets Fund does not assess reimbursement fees; therefore, all transaction costs associated with purchases and redemptions are borne by the G&I Emerging Markets Fund.

After giving effect to voluntary expense limitations described in each fund's prospectus, the total operating expenses of The Emerging Markets Portfolio of DPT during the current fiscal year are not expected to exceed 1.55% of the average net assets of the Portfolio, compared to 1.70% for the Institutional Class of the G&I Emerging Markets Fund. A component of the total operating expenses is the investment management fee payable to Delaware International, which is 1.00% for The Emerging Markets Portfolio of DPT compared to a maximum fee of 1.25% for the G&I Emerging Markets Fund.

Growth of $10,000 Investment
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Distributions Reinvested                       June 10, 1996 - December 31, 1999


                 G & I Emerging                       Lipper Emerging                   MSCI Emerging
                 Markets Fund(1)                  Markets Fund Average(2)            Markets Free Index(3)
                 ---------------                  -----------------------            ---------------------
Jun-96                10,000                             10,000                            10,000
Jul-96                 9,582                              9,418                             9,317
Aug-96                10,000                              9,681                             9,556
Sep-96                10,030                              9,750                             9,639
Oct-96                 9,850                              9,496                             9,381
Nov-96                 9,940                              9,708                             9,539
Dec-96                10,101                              9,877                             9,582
Jan-97                11,066                             10,620                            10,235
Feb-97                11,538                             10,991                            10,673
Mar-97                11,327                             10,738                            10,393
Apr-97                11,628                             10,770                            10,411
May-97                12,100                             11,207                            10,709
Jun-97                12,844                             11,783                            11,282
Jul-97                12,995                             12,111                            11,450
Aug-97                12,020                             10,918                             9,994
Sep-97                12,553                             11,350                            10,271
Oct-97                10,744                              9,561                             8,585
Nov-97                10,301                              9,206                             8,272
Dec-97                10,259                              9,309                             8,471
Jan-98                 9,462                              8,629                             7,807
Feb-98                10,775                              9,413                             8,622
Mar-98                10,980                              9,772                             8,996
Apr-98                10,991                              9,836                             8,898
May-98                 9,548                              8,581                             7,679
Jun-98                 8,127                              7,800                             6,873
Jul-98                 8,277                              8,060                             7,091
Aug-98                 5,834                              5,798                             5,041
Sep-98                 6,178                              6,011                             5,361
Oct-98                 6,544                              6,542                             5,925
Nov-98                 7,050                              6,953                             6,418
Dec-98                 6,545                              6,893                             6,325
Jan-99                 5,966                              6,862                             6,223
Feb-99                 6,163                              7,112                             6,284
Mar-99                 6,862                              7,448                             6,723
Apr-99                 7,856                              8,457                             7,992
May-99                 7,801                              8,374                             7,945
Jun-99                 8,610                              9,375                             8,847
Jul-99                 8,391                              9,176                             8,607
Aug-99                 8,260                              9,107                             8,685
Sep-99                 8,195                              8,800                             8,391
Oct-99                 8,260                              9,162                             8,570
Nov-99                 8,829                             10,212                             9,338
Dec-99                10,155                             12,010                            10,526

Chart assumes $10,000 invested on June 10, 1996 and includes the effect of the reinvestment of all dividends and capital gains.

1. Performance of the G & I Emerging Markets Fund Institutional Class, net of management fees and expenses. Past performance may not be indicative of future results.

2. Performance of the Lipper Emerging Markets Equity Fund universe consisting of between 55 and 85 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.

3. Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. The performance of the Index has not been adjusted to reflect management fees or other expenses.

Quarterly Results
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June 30, 1996 - December 31, 1999



                                                                 PERCENT
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                         The Emerging Markets      G&I Emerging             MSCI Emerging          G&I Emerging Markets
                           Portfolio of DPT        Markets Fund           Markets Free Index       Fund Relative Return
                         --------------------      -------------          ------------------       --------------------
3RD QUARTER  1996                                       0.3%                     -3.6%                      4.0%
4TH QUARTER  1996                                       0.7%                     -0.6%                      1.3%
1ST QUARTER  1997                                      12.1%                      8.5%                      3.3%
2ND QUARTER  1997               11.9%                  13.4%                      8.6%                      4.4%
3RD QUARTER  1997               -3.6%                  -2.3%                     -9.0%                      7.4%
4TH QUARTER  1997              -16.7%                 -18.3%                    -17.5%                     -1.0%
1ST QUARTER  1998                7.0%                   7.0%                      6.2%                      0.8%
2ND QUARTER  1998              -24.3%                 -26.0%                    -23.6%                     -3.1%
3RD QUARTER  1998              -22.4%                 -24.0%                    -22.0%                     -2.6%
4TH QUARTER  1998                3.5%                   6.0%                     18.0%                    -10.2%
1ST QUARTER  1999                5.4%                   4.8%                     12.4%                     -6.8%
2ND QUARTER  1999               26.6%                  25.5%                     24.4%                      0.9%
3RD QUARTER  1999               -4.2%                  -4.8%                     -5.2%                      0.4%
4TH QUARTER  1999               26.7%                  23.9%                     25.4%                     -1.2%



* G & I Emerging Markets Fund Relative Return is the geometric difference between the quarterly performance of the G & I Emerging Markets Fund Institutional Class, net of management fees and expenses, and the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. For example, ({1 + 0.003} / {1 - 0.036}) - 1 = 4.0%. Performance of the Index has not
  been adjusted to reflect management fees or other expenses. Past performance may not be indicative of future results.

Defensive Characteristic(1)
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June 30, 1996 - December 31, 1999


                                          G&I Emerging                MSCI Emerging             US Consumer
                                         Markets Fund(2)           Markets Free Index(3)       Price Index(4)
                                         ---------------           ---------------------       --------------
Bull Market Performance                      135.0%                         158.9%
Bear Market Performance                      -56.8%                         -59.3%
Total Performance (Annualized)(5)              0.4%                           1.5%                  2.1%









                                            Bull Market             Bear Market           Total Performance
                                            Performance             Performance            (Annualized)(5)
Number of Quarters
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                                                 7                       7                        14


1. A Bull Market quarter is defined as one in which the MSCI EMF Index showed a positive US dollar return, and a Bear Market quarter as one in which the MSCI EMF Index showed a negative US dollar return. Bull Market Performance and Bear Market Performance have not been annualized. Past performance may not be indicative of future results.

2. Compound total return of the G & I Emerging Markets Fund Institutional Class, net of management fees and expenses.

3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. The compound total return of the Index has not been adjusted to reflect management fees or other expenses.

4. Source: United States Bureau of Labor Statistics. Data is for Consumer Price Index - All Urban Consumers.

5. Total performance is calculated as the compound product of the Bull Market period and the Bear Market period. For example, the G & I Emerging Markets Fund performance is calculated as follows: (1 + 1.350) x (1 - 0.568) =
     1.0152 or 0.4% annualized.

Comparative Annualized Performance
Against Competitors(1)
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June 30, 1996 - December 31, 1999


Maximum                                         14.8%
25th Percentile                                  7.1%
Median                                           4.2%
MSCI Emerging Markets Free Index(3)              1.5%
75th Percentile                                  1.4%
G&I Emerging Markets Fund(2)                     0.4%
Minimum                                         -9.2%


1. Percentile, Maximum, Median and Minimum data are from Lipper Emerging Markets Equity Fund universe, consisting of 54 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.
2. Performance represents the compound total return of the G & I Emerging Markets Fund Institutional Class for the period June 30, 1996 to December 31, 1999 and is net of management fees and fund expenses. The average annual total return for the lifetime period from the commencement of operations on June 10, 1996 through December 31, 1999 is 0.58%, for the one-year period ended December 31, 1999 is 55.16%, for the two-year period ended December 31, 1999 is (0.50%) and for the three-year period ended December 31, 1999 is 0.19%. Past performance may not be indicative of future results.
3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. Performance represents the compound total return of the Index and has not been adjusted to reflect management fees or other expenses.